Leases Payable and Related Obligations (Details) - ha	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Leases Payable and Related Obligations [Line Items]
Covering arable hectares (in Hectares)		266,249
Agreement term	15 years
Bottom of Range [Member]
Leases Payable and Related Obligations [Line Items]
Incremental borrowing rate	6.56%
Top of Range [Member]
Leases Payable and Related Obligations [Line Items]
Incremental borrowing rate	16.76%
Sugarcane [Member]
Leases Payable and Related Obligations [Line Items]
Covering arable hectares (in Hectares)		15,000